Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail)	12 Months Ended
Mar. 31, 2020
ATCO I-Tek [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	4 years 6 months
Appirio Inc [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1 year 9 months
International TechneGroup Incorporated [Member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	4 years 6 months
Bottom of range [member] | Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	9 months
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	6 years 6 months
Bottom of range [member] | Rational Interaction, Inc. [Member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2 years 9 months
Bottom of range [member] | Other Entities [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	3 months
Top of range [member] | Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2 years 9 months
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	9 years 6 months
Top of range [member] | Rational Interaction, Inc. [Member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	6 years 9 months
Top of range [member] | Other Entities [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	12 years 3 months